Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	₩ 17,608,511	₩ 17,304,973	₩ 16,748,585
Domestic [member]
Disclosure of operating segments [line items]
Revenue	17,602,000	17,302,000	16,734,000
Non-current assets	19,285,000	20,056,000	20,227,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 3,000	₩ 4,000	₩ 4,000